Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (7,090,366)	$ (6,315,385)	$ (8,770,044)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,141,881	980,202	1,398,862
Impairment of inventories	170,624	24,116	564,020
Provision for bad debts (reversal of provision)	(217,120)	195,958	157,765
Impairment of PPE	19,370	128,017
Loss (gain) on disposal of property, plant and equipment	(22,490)	305,523	(88,241)
Non-cash interest expense	25,648
Changes in operating assets and liabilities:
Deferred tax assets	(17,136)	166,073	67,808
Accounts receivable	2,309,217	2,240,000	688,284
Prepayments, other receivables and other assets	(802,343)	(283,604)	(58,196)
Inventories	(155,995)	2,189,216	1,284,158
Prepaid tax	8,707	160,504	(264,989)
Right-of-use assets	(159,990)	312,426	(419,957)
Lease obligation	235,657	(255,814)	501,745
Accounts payable	(281,208)	(99,359)	250,488
Other payables and accrued liabilities	280,269	(1,624,132)	1,248,316
Tax payable	(70,079)	211,520	(6,352)
Deferred tax liabilities	134,077
Related party balances – trade nature		(54,650)	(659,678)
Net Cash Used in Operating Activities	(4,491,277)	(1,719,389)	(4,106,011)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(1,494,369)	(2,023,740)	(2,376,967)
Prepayment land cost		183,460
Proceeds from disposal of property, plant and equipment	428,161	289,170	162,902
Purchase of intangible assets	(25,512)	(3,194)	(29,458)
Net Cash Used in Investing Activities	(1,091,720)	(1,554,304)	(2,243,523)
Cash Flows from Financing Activities:
Proceeds from related-party loans	2,091,551
Repayment of bank borrowings	(8,370,715)	(10,962,402)	(22,049,203)
Proceeds from bank borrowings	6,248,462	11,522,309	14,188,856
Contributions from non-controlling shareholders	23,000
Net Cash Provided by (Used in) Financing Activities	(7,702)	559,907	(7,860,347)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	430,897	144,263	(20,158)
Net Decrease in Cash, Cash Equivalents and Restricted Cash	(5,159,802)	(2,569,523)	(14,230,038)
Cash, Cash Equivalents and Restricted Cash - Beginning of Year	10,777,061	13,346,584	27,576,622
Cash, Cash Equivalents and Restricted Cash - End of Year	5,617,259	10,777,061	13,346,584
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(216,120)	(344,757)	(850,614)
Cash returned (paid) for income taxes	(130,140)	97,428	(593,569)
Supplemental significant non-cash financing activities:
Deemed capital contribution arising from related-party loan discounts	$ 272,398